CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares authorized	1,000
Common stock, shares issued	957
Common stock, shares outstanding	900
ADARA ACQUISITION CORP
Preferred stock, par value (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
ADARA ACQUISITION CORP | Class A common Stock
Common stock, par value (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
ADARA ACQUISITION CORP | Class A common stock subject to possible redemption
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	11,500,000	11,500,000
Temporary equity, redemption price per share	$ 10.19	$ 10.10
ADARA ACQUISITION CORP | Class A common stock not subject to possible redemption
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
ADARA ACQUISITION CORP | Class B common Stock
Common stock, par value (per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000